Shareholder Report, Holdings (Details)	Apr. 30, 2025
Columbia Select Global Equity Fund-Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Select Global Equity Fund-Class A | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Select Global Equity Fund-Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Global Equity Fund-Class A | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Select Global Equity Fund-Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Select Global Equity Fund-Class A | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Global Equity Fund-Class A | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Global Equity Fund-Class A | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Global Equity Fund-Class A | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Global Equity Fund-Class A | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Global Equity Fund-Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Columbia Select Global Equity Fund-Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Select Global Equity Fund-Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Select Global Equity Fund-Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Global Equity Fund-Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Select Global Equity Fund-Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Select Global Equity Fund-Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Select Global Equity Fund-Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Global Equity Fund-Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Select Global Equity Fund-Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Columbia Select Global Equity Fund-Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Select Global Equity Fund-Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Select Global Equity Fund-Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Global Equity Fund-Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Global Equity Fund-Class A | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Select Global Equity Fund-Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Select Global Equity Fund-Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Select Global Equity Fund-Class A | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Global Equity Fund-Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Select Global Equity Fund-Class C | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Select Global Equity Fund-Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Global Equity Fund-Class C | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Select Global Equity Fund-Class C | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Select Global Equity Fund-Class C | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Global Equity Fund-Class C | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Global Equity Fund-Class C | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Global Equity Fund-Class C | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Global Equity Fund-Class C | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Global Equity Fund-Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Columbia Select Global Equity Fund-Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Select Global Equity Fund-Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Select Global Equity Fund-Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Global Equity Fund-Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Select Global Equity Fund-Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Select Global Equity Fund-Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Select Global Equity Fund-Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Global Equity Fund-Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Select Global Equity Fund-Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Columbia Select Global Equity Fund-Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Select Global Equity Fund-Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Select Global Equity Fund-Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Global Equity Fund-Class C | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Global Equity Fund-Class C | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Select Global Equity Fund-Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Select Global Equity Fund-Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Select Global Equity Fund-Class C | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Global Equity Fund-Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Select Global Equity Fund-Institutional Class | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Select Global Equity Fund-Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Global Equity Fund-Institutional Class | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Select Global Equity Fund-Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Select Global Equity Fund-Institutional Class | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Global Equity Fund-Institutional Class | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Global Equity Fund-Institutional Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Global Equity Fund-Institutional Class | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Global Equity Fund-Institutional Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Global Equity Fund-Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Columbia Select Global Equity Fund-Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Select Global Equity Fund-Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Select Global Equity Fund-Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Global Equity Fund-Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Select Global Equity Fund-Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Select Global Equity Fund-Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Select Global Equity Fund-Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Global Equity Fund-Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Select Global Equity Fund-Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Columbia Select Global Equity Fund-Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Select Global Equity Fund-Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Select Global Equity Fund-Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Global Equity Fund-Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Global Equity Fund-Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Select Global Equity Fund-Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Select Global Equity Fund-Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Select Global Equity Fund-Institutional Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Global Equity Fund-Institutional 2 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Select Global Equity Fund-Institutional 2 Class | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Select Global Equity Fund-Institutional 2 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Global Equity Fund-Institutional 2 Class | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Select Global Equity Fund-Institutional 2 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Select Global Equity Fund-Institutional 2 Class | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Global Equity Fund-Institutional 2 Class | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Global Equity Fund-Institutional 2 Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Global Equity Fund-Institutional 2 Class | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Global Equity Fund-Institutional 2 Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Global Equity Fund-Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Columbia Select Global Equity Fund-Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Select Global Equity Fund-Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Select Global Equity Fund-Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Global Equity Fund-Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Select Global Equity Fund-Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Select Global Equity Fund-Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Select Global Equity Fund-Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Global Equity Fund-Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Select Global Equity Fund-Institutional 2 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Columbia Select Global Equity Fund-Institutional 2 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Select Global Equity Fund-Institutional 2 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Select Global Equity Fund-Institutional 2 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Global Equity Fund-Institutional 2 Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Global Equity Fund-Institutional 2 Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Select Global Equity Fund-Institutional 2 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Select Global Equity Fund-Institutional 2 Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Select Global Equity Fund-Institutional 2 Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Global Equity Fund-Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Select Global Equity Fund-Institutional 3 Class | MasterCard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Select Global Equity Fund-Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Global Equity Fund-Institutional 3 Class | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Select Global Equity Fund-Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Select Global Equity Fund-Institutional 3 Class | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Global Equity Fund-Institutional 3 Class | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Global Equity Fund-Institutional 3 Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Global Equity Fund-Institutional 3 Class | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Select Global Equity Fund-Institutional 3 Class | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Global Equity Fund-Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Columbia Select Global Equity Fund-Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Columbia Select Global Equity Fund-Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Select Global Equity Fund-Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Global Equity Fund-Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Select Global Equity Fund-Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Select Global Equity Fund-Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Select Global Equity Fund-Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Global Equity Fund-Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Select Global Equity Fund-Institutional 3 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Columbia Select Global Equity Fund-Institutional 3 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Select Global Equity Fund-Institutional 3 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Select Global Equity Fund-Institutional 3 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Select Global Equity Fund-Institutional 3 Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Select Global Equity Fund-Institutional 3 Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Select Global Equity Fund-Institutional 3 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Select Global Equity Fund-Institutional 3 Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Select Global Equity Fund-Institutional 3 Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%